Secured Revolving Credit Facility	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Secured Revolving Credit Facility

Note 10 – Secured Revolving Credit Facility

On August 17, 2017, the Company entered into the Loan Agreement with Tech Capital. The Loan Agreement provides for a secured asset-based revolving credit facility of up to $1,000,000, which the Company may draw upon and repay from time to time during the term of the Loan Agreement. The outstanding principal balance of the Loan Agreement was approximately $906,000 and $991,000 as of March 31, 2019 and December 31, 2018, respectively. The Company is using these proceeds for working capital and general corporate purposes.

The Loan Agreement has a term of 12 months, which was automatically renewed on August 17, 2018 and will automatically renew for successive 12-month periods unless cancelled. Availability under the Loan Agreement will be based upon periodic borrowing base certifications valuing certain of the Company’s accounts receivable and inventory. Outstanding borrowings under the Loan Agreement accrue interest, which are payable monthly based on the average daily outstanding balance, at a rate equal to 3.5% plus the prime rate per annum, provided that such prime rate will not be less than 4.25% per annum. As of March 31, 2019, the current interest rate was 9.00% per annum.

The Company also granted to Tech Capital a first priority security interest in its assets, including its accounts receivable and inventory, to secure all of its obligations under the Loan Agreement. In addition, Nephros International Limited, a wholly-owned subsidiary of the Company, unconditionally guaranteed the Company’s obligations under the Loan Agreement.

For the three months ended March 31, 2019 and 2018, approximately $11,000 and $6,000, respectively, was recognized as interest expense on the condensed consolidated statement of operations and comprehensive loss. As of March 31, 2019, approximately $3,000 of the $11,000 of interest expense incurred for the three months ended March 31, 2019 is included in accrued expenses on the condensed consolidated balance sheet.

Note 12 – Secured Revolving Credit Facility

On August 17, 2017, the Company entered into the Loan Agreement with Tech Capital. The Loan Agreement provides for a secured asset-based revolving credit facility of up to $1,000,000, which the Company may draw upon and repay from time to time during the term of the Loan Agreement. The outstanding principal balance of the Loan Agreement was approximately $991,000 and $711,000 as of December 31, 2018 and 2017, respectively. The Company is using these proceeds for working capital and general corporate purposes.

The Loan Agreement has a term of 12 months, which automatically renewed on August 17, 2018 and will automatically renew for successive 12-month periods unless cancelled. Availability under the Loan Agreement is based upon periodic borrowing base certifications valuing certain of the Company’s accounts receivable and inventory. Outstanding borrowings under the Loan Agreement accrue interest, which is payable monthly based on the average daily outstanding balance, at a rate equal to 3.5% plus the prime rate per annum, provided that such prime rate will not be less than 4.25% per annum. As of December 31, 2018, the current interest rate was 9.00% per annum.

The Company also granted to Tech Capital a first priority security interest in its assets, including its accounts receivable and inventory, to secure all of its obligations under the Loan Agreement. In addition, Nephros International Limited unconditionally guaranteed the Company’s obligations under the Loan Agreement.

For the year ended December 31, 2018, approximately $22,000 was recognized as interest expense on the consolidated statement of operations and comprehensive loss. As of December 31, 2018, approximately $2,000 of such interest expense incurred is included in accrued expenses on the consolidated balance sheet.

For the year ended December 31, 2017, approximately $29,000 was recognized as interest expense on the consolidated statement of operations and comprehensive loss, which includes the debt issuance costs of approximately $12,000 in addition to interest expense incurred of approximately $17,000 on the revolving facility. As of December 31, 2017, approximately $4,000 of such interest expense incurred is included in accrued expenses on the consolidated balance sheet.